UNALLOCATED RESERVE AND DISTRIBUTIONS	12 Months Ended
Jan. 31, 2016
UNALLOCATED RESERVE AND DISTRIBUTIONS
UNALLOCATED RESERVE AND DISTRIBUTIONS

NOTE 5 - UNALLOCATED RESERVE AND DISTRIBUTIONS

During recent periods, the Trustees had determined that Mesabi Trust’s unallocated reserve should usually be within the range of $500,000 to $1,000,000. In April 2015, the Trustees determined that the unallocated reserve will no longer necessarily be within such range.  Rather, each quarter, as authorized by the Agreement of Trust, the Trustees will reevaluate all relevant factors including all costs, expenses, obligations, and present and future liabilities of the Trust (whether known or contingent) in determining a prudent level of unallocated reserve in light of the unpredictable nature of the iron ore industry and current economic conditions. The actual amount of the Unallocated Reserve will fluctuate from time to time and may increase or decrease from its current level. Accordingly, although the actual amount of the Unallocated Reserve will fluctuate from time to time, and may increase or decrease from its current level, it is currently expected that future distributions will be highly dependent upon royalty payments received quarterly and the level of Trust expenses that the Trustees anticipate occurring in subsequent quarters.

As of January 31, 2016 and January 31, 2015, the unallocated cash and U.S. Government securities portion of the Trust’s Unallocated Reserve consisted of the following components:

	January 31, 2016	January 31, 2015
Cash and U.S. Government securities	$8,783,882	$9,484,275
Distribution payable	(656,001)	(8,396,806)

Unallocated cash and U.S. Government securities	$8,127,881	$1,087,469

A reconciliation of the Trust’s Unallocated Reserve from January 31, 2015 to January 31, 2016 is as follows:

Unallocated Reserve, January 31, 2015	$1,611,124

Net income, twelve months ended January 31, 2016	8,558,841
Distributions declared	(1,180,801)

Unallocated Reserve, January 31, 2016	$8,989,164

The Trustees determine the level of distributions on a quarterly basis after receiving notification from NMC as to the amount of royalty income that will be received and after determination of any known or anticipated expenses, liabilities and obligations of the Trust.  As a result of fluctuations in the accrued income receivable portion of the Unallocated Reserve, future distributions may vary depending upon the adjustments to royalty income, which are determined by NMC, and the level of Trust expenses that the Trustees anticipate occurring in subsequent quarters.

During the fiscal years ended January 31, 2016, 2015, and 2014, the Trustees distributed cash payments totaling $8,921,606 ($0.680 per Unit), $23,222,418 ($1.770 per Unit), and $20,204,816 ($1.540 per Unit), respectively. In addition, in January 2016, the Trustees declared a distribution of $0.05 per Unit of beneficial interest, which was paid in February 2016.